Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	Feb. 29, 2012
Accounts Receivable
Costs and estimated earnings in excess of billings	$ 12,588	$ 4,265	$ 14,570
Trade	96,153	48,392	60,172
Retainages	3,407	3,129	5,358
Accounts receivable, gross	112,148	55,786	80,100
Allowance for doubtful accounts	(4,584)	(3,515)	(3,259)
Accounts receivable, net	$ 107,564	$ 52,271	$ 76,841